SEGMENT INFORMATION (Schedule of Geographic Information) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues		$ 47,696	$ 50,391	$ 47,103
America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	[1]	25,267	29,635	25,810
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues		10,146	10,071	10,395
Australia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues		3,285	2,188	2,388
Asia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	[2]	7,749	7,173	7,019
Israel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues		$ 1,249	$ 1,324	$ 1,491

[1]	including net revenues to the United States of America of $22,789,ooo, $25,826,000 and $20,614,000 for the years ended December 31, 2016, 2015 and 2014, respectively.
[2]	including net revenues to the China of $5,911,000, $5,480,000 and $4,860,000 for the years ended December 31, 2016, 2015 and 2014, respectively.